VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Vessels and Other Property) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Net Carrying Value	$ 1,104,727	$ 1,100,050
Vessel/Fleet and Other Property [Member]
Property, Plant and Equipment [Line Items]
Net Carrying Value	1,104,727	1,100,050
Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Cost	1,404,360	1,478,940	$ 1,642,891	$ 1,648,115
Accumulated Depreciation	(302,087)	(381,449)	(404,957)	(341,575)
Net Carrying Value	1,102,273	1,097,491	$ 1,237,934	$ 1,306,540
Other Property [Member]
Property, Plant and Equipment [Line Items]
Cost	7,377	8,680
Accumulated Depreciation	(4,923)	(6,121)
Net Carrying Value	$ 2,454	$ 2,559